Revenues (Details) - Schedule of disaggregates revenue by significant product type - USD ($) $ in Thousands		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue		$ 74,450		$ 5,127		$ 128,580		$ 6,781		$ 73,688	$ 6,523
RNG [Member]
Disaggregation of Revenue [Line Items]
Revenue		55,328		821		90,415		821
Power [Member]
Disaggregation of Revenue [Line Items]
Revenue		15,846		2,238		33,610		2,238
Corporate and Other [Member]
Disaggregation of Revenue [Line Items]
Revenue		3,276		2,068		4,555		3,722
RNG, including RINs and LCFS credits [Member]
Disaggregation of Revenue [Line Items]
Revenue		55,086		821		89,883		821
RNG O&M service [Member]
Disaggregation of Revenue [Line Items]
Revenue	[1]	242				532
Power, including RECs [Member]
Disaggregation of Revenue [Line Items]
Revenue		14,893		2,238		31,759		2,238		21,502
Power O&M service [Member]
Disaggregation of Revenue [Line Items]
Revenue	[1]	953				1,851
Equipment and associated services [Member]
Disaggregation of Revenue [Line Items]
Revenue		2,808		2,068		4,022		3,722
Other [Member]
Disaggregation of Revenue [Line Items]
Revenue		$ 468	[1]		[1]	$ 533	[1]		[1]	$ 98

[1]	Includes revenues earned from the Company’s joint ventures, see “Note 20 — Related Party Transactions.”